Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Detail) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets [Abstract]
Cash and cash equivalent	¥ 381,158,000	$ 59,812	¥ 404,618,000
Contract assets	0	0	216,000
Amount due from related parties	128,000		251,000
Prepaid expense and other receivables	77,511,000	12,163	44,377,000
Long-term investments	73,001,000	11,456	46,084,000	¥ 23,395,000	¥ 21,575,000
Total assets	1,857,454,000	291,475	1,335,976,000
Liabilities and Shareholders' equity
Other payables and accrued expenses	71,255,000	11,181	31,153,000
Contract liabilities	625,000		312,000
Payroll and welfare payable	225,000	35	4,156,000
Total liabilities	1,496,541,000	234,839	867,293,000
Shareholders' equity
Treasury stock (nil and 896,180 shares as of December 31, 2019 and December 31, 2020, respectively)	(9,545,000)	(1,498)	(2,063,000)
Additional paid-in capital	896,772,000	140,723	884,920,000
Accumulated other comprehensive loss	(27,295,000)	(4,283)	(21,972,000)
Accumulated deficit	(499,940,000)	(78,451)	(392,274,000)
Total shareholders' equity attributable to Huize Holding Limited shareholders	360,064,000	56,503	468,683,000
Total liabilities and shareholders' (deficit)/equity	1,857,454,000	291,475	1,335,976,000
Common Class A [Member]
Shareholders' equity
Common Stock Value	62,000	10	62,000
Common Class B [Member]
Shareholders' equity
Common Stock Value	10,000	2	10,000
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalent	16,291,000	2,556	187,217,000
Contract assets			216,000
Amount due from related parties	106,000	17	189,000
Prepaid expense and other receivables	291,666,000	45,770	131,895,000
Long-term investments	76,030,000	11,931	179,059,000
Total assets	384,093,000	60,274	498,576,000
Liabilities and Shareholders' equity
Other payables and accrued expenses	17,892,000	2,808	14,836,000
Contract liabilities	4,555,000	715	0
Payroll and welfare payable	1,582,000	248	15,057,000
Total liabilities	24,029,000	3,771	29,893,000
Shareholders' equity
Treasury stock (nil and 896,180 shares as of December 31, 2019 and December 31, 2020, respectively)	(9,545,000)	(1,498)	(2,063,000)
Additional paid-in capital	896,772,000	140,723	884,920,000
Accumulated other comprehensive loss	(27,295,000)	(4,283)	(21,972,000)
Accumulated deficit	(499,940,000)	(78,451)	(392,274,000)
Total shareholders' equity attributable to Huize Holding Limited shareholders	360,064,000	56,503	468,683,000
Total liabilities and shareholders' (deficit)/equity	384,093,000	60,274	¥ 498,576,000
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Common Stock Value	62,000	10
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Common Stock Value	¥ 10,000	$ 2